Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale
Within 3 months	$ 0
3 to 12 months	0
1 to 5 years	22,449
5 to 10 years	3,227
Over 10 years	0
No specific or single maturity	2,194,665
Carrying amount	2,220,341	$ 2,182,749
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	0
3 to 12 months	0
1 to 5 years	22,449
5 to 10 years	3,227
Over 10 years	0
No specific or single maturity	4,410,747
Carrying amount	4,436,423
US dollars
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months
3 to 12 months	0
1 to 5 years	22,449
5 to 10 years	3,227
Over 10 years	0
No specific or single maturity	4,410,469
Carrying amount	4,436,145
Other
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	278
Carrying amount	278
Mutual funds
Equity securities
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	7,419
Carrying amount	7,419
US government and federal agencies
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,052,446
Carrying amount	2,052,446	1,786,507
Held-to-maturity
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,208,663
Carrying amount	2,208,663
Non-US governments debt securities
Available-for-sale
Within 3 months
3 to 12 months	0
1 to 5 years	22,449
5 to 10 years	3,227
Over 10 years	0
No specific or single maturity	0
Carrying amount	25,676	25,425
Corporate debt securities
Available-for-sale
Carrying amount	0	78,713
Asset-backed securities - Student loans
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	12,891
Carrying amount	12,891	12,626
Commercial mortgage-backed securities
Available-for-sale
Carrying amount	0	123,209
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	129,328
Carrying amount	$ 129,328	$ 156,269